Investment properties (Tables)	12 Months Ended
Dec. 31, 2024
Investment properties
Schedule of investment properties

	2023	2024
	RMB’000	RMB’000
Fair value
At 1 January	23,065	22,911
Fair value (loss)/gain of investment properties	(154)	12,147
At 31 December	22,911	35,058

Schedule of amounts recognised in consolidated income statements for investment properties

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Rental income	—	240	411